Partners' Capital - Distributions to Unitholders (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified			0 Months Ended	1 Months Ended		3 Months Ended		0 Months Ended	1 Months Ended		3 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jul. 22, 2014 Common Unitholders	Jan. 22, 2014 Common Unitholders	Jan. 22, 2013 Common Unitholders	Apr. 22, 2014 Common Unitholders	Apr. 22, 2013 Common Unitholders	Jul. 22, 2014 Preferred Unitholders	Jan. 22, 2014 Preferred Unitholders	Jan. 22, 2013 Preferred Unitholders	Apr. 22, 2014 Preferred Unitholders	Apr. 22, 2013 Preferred Unitholders
Distributions per unit declared			$ 0.2325	$ 0.2325	$ 0.2325	$ 0.2325	$ 0.2325	$ 0.21375	$ 0.21375	$ 0.21375	$ 0.21375	$ 0.21375
Common units entitled to distribution	88,790,710	88,440,710		88,440,710	69,372,077	88,490,710	69,372,077		18,922,211	15,555,554	18,872,221	24,655,554
Preferred units entitled to distribution	18,572,221	18,922,221
General partner and IDR distributions				$ 410	$ 329	$ 411	$ 329